Income taxes (Details) - Schedule of reconciliation of effective income tax rate		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Reconciliation of Effective Income Tax Rate [Abstract]
PRC Statutory income tax rates		25.00%	25.00%	25.00%
Effect of preferential tax rates		28.10%	(25.00%)	(25.00%)
Effect of non-taxable gain	[1]	(381.20%)
Change of valuation allowance		401.00%
Effective tax rate		72.90%

[1]	Non-taxable gain was primarily due to gain from the acquisition of Youxi Software.